Regulatory Capital (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 segment
Number of risk-weighting categories	4
CET1 miinimum ratio	4.50%
Tier 1 Capital minimum ratio	6.00%
Total Capital minimum ratio	8.00%
Risk-Weighting Category 1 [Member]
Risk rating category percentage	0.00%
Risk-Weighting Category 2 [Member]
Risk rating category percentage	20.00%
Risk-Weighting Category 3 [Member]
Risk rating category percentage	50.00%
Risk-Weighting Category 4 [Member]
Risk rating category percentage	100.00%
Minimum [Member]
Standardized Approach, risk-sensitive nature of exposure, percentage	0.00%
Capital conservation buffer future yearly increase, percentage	0.625%
Maximum [Member]
Standardized Approach, risk-sensitive nature of exposure, percentage	1250.00%
Final future percentage of capital conservation buffer	2.50%